Fair Value Measurements (Details) - Schedule of Financial Assets and Liabilities Subject to Fair Value Measurements - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Fair Value Measurements (Details) - Schedule of Financial Assets and Liabilities Subject to Fair Value Measurements [Line Items]
Total		$ 13,150,745
Fair Value, Recurring [Member]
Fair Value Measurements (Details) - Schedule of Financial Assets and Liabilities Subject to Fair Value Measurements [Line Items]
Simple agreement for future equity		13,150,745
Derivative liability
Fair Value, Inputs, Level 1 [Member]
Fair Value Measurements (Details) - Schedule of Financial Assets and Liabilities Subject to Fair Value Measurements [Line Items]
Total
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member]
Fair Value Measurements (Details) - Schedule of Financial Assets and Liabilities Subject to Fair Value Measurements [Line Items]
Simple agreement for future equity
Derivative liability
Total
Fair Value, Inputs, Level 2 [Member]
Fair Value Measurements (Details) - Schedule of Financial Assets and Liabilities Subject to Fair Value Measurements [Line Items]
Total
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member]
Fair Value Measurements (Details) - Schedule of Financial Assets and Liabilities Subject to Fair Value Measurements [Line Items]
Simple agreement for future equity
Derivative liability
Total
Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements (Details) - Schedule of Financial Assets and Liabilities Subject to Fair Value Measurements [Line Items]
Total		13,150,745
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Fair Value Measurements (Details) - Schedule of Financial Assets and Liabilities Subject to Fair Value Measurements [Line Items]
Simple agreement for future equity		13,150,745
Derivative liability
Total		$ 13,150,745